Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

May 8, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Ultra Short Obligations Fund (the “Fund”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 218 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the Fund as a new series of the Trust.

Please call Barry N. Hurwitz at (617) 951-8267 or Mari A. Wilson at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz